Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2020	2019

Carryforward tax losses	$1,688	$3,282
Share-based compensation	695	1,569
Research and development expenses	1,933	1,468
Other temporary differences	1,840	1,471

Deferred tax assets	6,156	7,790

Deferred tax liability due to intangible assets	(1,060)	(9)

Deferred tax assets, net	$5,096	$7,781

Schedule of income (loss) before income taxex
	Year ended December 31,
	2020	2019	2018

Domestic	$(6,926)	$7,343	$4,458
Foreign	3,695	3,568	2,579

Income (loss) before income taxes	$(3,231)	$10,911	$7,037

Schedule of taxes on income (tax benefits)
	Year ended December 31,
	2020	2019	2018

Current taxes	$210	$677	$1,088
Deferred taxes	1,342	67	(6,480)

	$1,552	$744	$(5,392)

Domestic	$1,360	$(337)	$(6,050)
Foreign	192	1,081	658

	$1,552	$744	$(5,392)

Schedule of taxes on income (tax benefits), domestic and foreign
	Year ended December 31,
	2020	2019	2018
Domestic taxes:

Current taxes	$16	$(208)	$333
Deferred taxes	1,344	(129)	(6,383)

	1,360	(337)	(6,050)

Foreign taxes:

Current taxes	194	885	755
Deferred taxes	(2)	196	(97)

	192	1,081	658

Taxes on income	$1,552	$744	$(5,392)

Schedule of unrecognized tax benefits
	December 31,
	2020	2019

Beginning of year	$3,039	$2,240
Increases related to tax positions taken during prior years	1,318	51
Increases related to tax positions taken during the current year	-	662
Cumulative translation adjustments and other	-	86

Balance at December 31 *)	$4,357	$3,039

*)	As of December 31, 2020, and 2019 unrecognized tax benefit in the amount of $4,357 and $1,880 were presented as a reduction from deferred taxes.

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2020	2019	2018

Income (loss) before taxes, as reported in the consolidated statements of operations	$(3,231)	$10,911	$7,037

Theoretical tax expense (benefit) at the Israeli statutory tax rate	(741)	2,510	1,618
Tax adjustment in respect of different tax rate of foreign subsidiaries	(94)	151	43
Non-deductible expenses and other permanent differences	(278)	77	64
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	-	-	(5,503)
Stock based compensation	1,485	1,247	1,161
Change in tax rate	-	-	-
Beneficiary enterprise benefits (*)	(68)	(3,935)	(3,469)
Increase in other uncertain tax positions	1,318	713	765
Other	(70)	(19)	(71)

Actual tax expense (benefit)	$1,552	$744	$(5,392)

(*) Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.00	0.10	0.10